Warrant Liabilities (Schedule of Warrant Liabilities at Fair Value) (Details) (USD $)	6 Months Ended				6 Months Ended
	Sep. 30, 2012	Mar. 31, 2012	Sep. 30, 2012 Warrant [Member]	May 31, 2011 Warrant [Member]	Sep. 30, 2012 Bridge Warrant [Member] Warrant [Member]	Sep. 30, 2012 Bridge Warrant Placement Agent [Member] Warrant [Member]	Sep. 30, 2012 Unit Offerings [Member] Warrant [Member]	Sep. 30, 2012 Unit Offerings Placement Agent Member Warrant [Member]	Sep. 30, 2012 2012 Bridge Warrant [Member] Warrant [Member]	Sep. 30, 2012 2012 Bridge Placement Agent Warrant [Member] Warrant [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Number of shares underlying the warrants		34,165,965			8,789,064	1,165,875	19,800,313	3,125,000	1,071,428	214,285
Beginning balance	$ 25,797,615		$ 32,880,252	$ 27,797,615	$ 6,604,706	$ 876,119	$ 15,816,980	$ 2,499,810
Initial measurement of warrants	860,112								716,760	143,352
Increase in fair value	(5,429,786)				(1,625,276)	(215,594)	(3,042,276)	(476,723)	(58,264)	(11,653)
Ending balance	$ 21,227,942		$ 32,880,252	$ 27,797,615	$ 4,979,430	$ 660,525	$ 12,774,704	$ 2,023,088	$ 658,496	$ 131,699